Related parties (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Frontier Airlines Inc [Member]
IfrsStatementLineItems [Line Items]
Revenue from Code-Share Services, Related Party Transactions	$ 10,453	$ 5,478
Jetsmart Airlines S.A. [Member]
IfrsStatementLineItems [Line Items]
Revenue from Code-Share Services, Related Party Transactions	1,121	80
Jetsmart Airlines S P A [Member]
IfrsStatementLineItems [Line Items]
Revenue from Code-Share Services, Related Party Transactions	336	240
Mro Commercial S.a. [Member]
IfrsStatementLineItems [Line Items]
Maintenance expenses related party transaction	23,299	21,354	15,674
Technical Support Expenses, Related Party Transactions	52	24	17
And P International Services S.a.p.i [Member]
IfrsStatementLineItems [Line Items]
Maintenance expenses related party transaction	3,770	2,986	2,895
Chevez Ruiz Zamarripa Y Ca. S.c [Member]
IfrsStatementLineItems [Line Items]
Professional Fees Revenue Related Party Transaction	1,268	192	1,175
Volantio Inc [Member]
IfrsStatementLineItems [Line Items]
Services expenses related party transaction	688	420
Mijares Angoitia Corts Y Fuentes S.c. [Member]
IfrsStatementLineItems [Line Items]
Professional Fees Revenue Related Party Transaction	808	196	225
Grupo Aeroportuario Del Centro Norte [Member]
IfrsStatementLineItems [Line Items]
Airport Service Expenses Related Party Transactions			12,263
Servprot S.a. De C.v. [Member]
IfrsStatementLineItems [Line Items]
Security Service Expenses Related Party Transactions			$ 115